Income Taxes - Income Tax Provision (Benefit) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Expected tax provision (benefit) at Luxembourg statutory income tax rate	$ 295,150	$ (1,144,822)	$ 75,819
Foreign income tax differential	51,787	42,339	40,099
Nontaxable interest income		(67,651)	(53,361)
Domestic financing activities	(8,279)	40,169	6,038
Change in tax rate	416,156
Tax deductible impairment charges in Luxembourg subsidiaries	(1,280,759)	(854,393)
Goodwill impairment		599,974
Changes in unrecognized tax benefits	(1,629)	(15,465)	1,229
Changes in valuation allowance	554,479	1,463,774	(24,147)
Tax effect of 2011 Intercompany Sale	(6,701)	(6,112)	(6,740)
Foreign tax credits	(5,480)	(2,171)	(2,147)
Research and development tax credits	(3,275)	(2,103)	(5,564)
Other	4,537	(52,026)	(8,255)
Total income tax provision (benefit)	$ 15,986	$ 1,513	$ 22,971